BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Right of use assets (Details)	12 Months Ended
Dec. 31, 2024
Buildings | Minimum
Right of use assets
Useful life of right of use assets (in years)	2 years
Buildings | Maximum
Right of use assets
Useful life of right of use assets (in years)	5 years
Furniture and fixtures | Minimum
Right of use assets
Useful life of right of use assets (in years)	4 years
Furniture and fixtures | Maximum
Right of use assets
Useful life of right of use assets (in years)	5 years
Software and rights | Minimum
Right of use assets
Useful life of right of use assets (in years)	3 years
Software and rights | Maximum
Right of use assets
Useful life of right of use assets (in years)	15 years
Motor vehicles
Right of use assets
Useful life of right of use assets (in years)	3 years